Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Total related party receivables	$ 12,638	$ 20,727
Total related party payables	103,313	40,351
De Agostini Group
Related Party Transaction [Line Items]
Tax related receivables	0	1,286
Trade receivables	71	8
Total related party receivables	71	1,294
Tax related payables	72,916	35,627
Trade payables	27,578	3,354
Total related party payables	100,494	38,981
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Trade receivables	0	0
Total related party receivables	0	0
Trade payables	2,454	524
Total related party payables	2,454	524
Autogrill S.p.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Trade receivables	10,970	17,347
Total related party receivables	10,970	17,347
Trade payables	365	846
Total related party payables	365	846
OPAP S.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Trade receivables	1,597	2,086
Total related party receivables	$ 1,597	$ 2,086